Employee retirement benefit	12 Months Ended
Dec. 31, 2025
Employee retirement benefit
Employee retirement benefit
12.	Employee retirement benefit

Full time employees in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions and accruals made for such employee benefits were RMB455,559, RMB592,786 and RMB617,704 for the years ended December 31, 2023, 2024 and 2025, respectively.